Cover	Nov. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 14, 2023
Entity Registrant Name	Ontrak, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31932
Entity Tax Identification Number	88-0464853
Entity Address, Address Line One	333 S. E. 2nd Avenue
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	310
Local Phone Number	444-4300
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	OTRK
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001136174
Amendment Flag	false